Leases - Schedule of Future Minimum Lease Payments Under Finance Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments Under Finance Leases [Abstract]
2026	$ 44,191
2027	44,191
2028	40,508
Total undiscounted cash flows	128,890
Present value:
Current finance lease liabilities	31,401
Non-current finance lease liabilities	73,903
Total finance lease liabilities	105,304
Interest on lease liabilities	$ 23,586